Organization and basis of presentation	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and basis of presentation
Description of business
trivago N.V., (“trivago” the “Company,” “us,” “we” and “our”) and its subsidiaries offer online meta-search for hotel and accommodation through online travel agencies (“OTAs”), hotel chains and independent hotels. Our search-driven marketplace, delivered on websites and apps, provides users with a tailored search experience via our proprietary matching algorithms. We employ a ‘cost-per-click’ (or “CPC”) pricing structure, allowing advertisers to control their own return on investment and the volume of lead traffic we generate for them. During 2013, the Expedia Group, Inc. (formerly Expedia, Inc., the "Parent" or "Expedia Group") completed the purchase of a controlling interest in the Company.
Corporate reorganization
As of December 31, 2016, 68.3% of the voting power in trivago GmbH was held by trivago N.V. and 31.7% was held by Messrs. Schrömgens, Vinnemeier and Siewert (whom we collectively refer to as the “Founders'"), which was reflected as noncontrolling interest in the consolidated financial statements through September 7, 2017. On September 7, 2017 (the "merger date") the merger of trivago GmbH into and with trivago N.V. became effective. Pursuant to the merger, our Founders exchanged all of their units of trivago GmbH for Class B shares of trivago N.V.
As of December 31, 2019, Expedia Group’s ownership interest and voting interest in trivago N.V. is 59.3% and 68.1%, respectively. The Founders Class B shares of trivago N.V. had an ownership interest and voting interest of 26.3% and 30.2%, respectively.
Basis of presentation
Upon the merger of trivago GmbH with and into trivago N.V., the merger date, no further noncontrolling interest exists between trivago GmbH and trivago N.V. Unless otherwise specified, “the Company” refers to trivago N.V., and trivago GmbH and its respective subsidiaries throughout the remainder of these notes.
These consolidated financial statements reflect Expedia Group’s basis of accounting due to the change in control in 2013 when Expedia Group acquired a controlling ownership in trivago, as we elected the option to apply pushdown accounting in the period in which the change in control event occurred.
The Expedia Group incurred certain costs on behalf of trivago. The consolidated financial statements included certain corporate expenses that were allocated to trivago by the Expedia Group (see Note 15: Related party transactions for further information) until December 31, 2017. We recorded corporate allocation charges from the Expedia Group within our consolidated statement of operations and as a contribution from Parent within the consolidated statement of changes in equity. Our management believes that the assumptions underlying the consolidated financial statements are reasonable.
Seasonality
We experience seasonal fluctuations in the demand for our services as a result of seasonal patterns in travel. For example, searches and consequently our revenue are generally the highest in the first three quarters as travelers plan and book their spring, summer and winter holiday travel. Our revenue typically decreases in the fourth quarter. We generally expect to experience higher return on advertising spend in the first and fourth quarter of the year as we typically expect to advertise less in the periods outside of high travel seasons. Seasonal fluctuations affecting our revenue also affect the timing of our cash flows. We typically invoice once per month, with customary payment terms. Therefore, our cash flow varies seasonally with a slight delay to our revenue, and is significantly affected by the timing of our advertising spending. Changes in the relative revenue share of our offerings in countries and areas where seasonal travel patterns vary from those described above may influence the typical trend of our seasonal patterns in the future.